Investments (Credit Loss Rollforward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at January 1,	$ 357	$ 378
Additions:
Initial impairments — credit loss OTTI on securities not previously impaired	20	2
Additional impairments — credit loss OTTI on securities previously impaired	26	25
Reductions:
Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI	124	40
Securities impaired to net present value of expected future cash flows	0	7
Increase in cash flows — accretion of previous credit loss OTTI	(2)	(1)
Balance at December 31,	$ 277	$ 357